FINANCIAL INSTRUMENTS AND RISKS (Tables)	12 Months Ended
Jan. 31, 2022
Financial Instruments And Risks
SCHEDULE OF FINANCIAL INSTRUMENTS

Categories of financial instruments

As at:	January 31, 2022	January 31, 2021	February 1, 2020
Financial assets:
FVTPL
Cash	$474,317	$60,486	$13,054
Financial liabilities:
Amortized cost
Accounts payable	$87,938	$100,658	$316,398
Accrued liabilities	$102,208	$56,850	$223,541
Due to related parties	$57,254	$90,117	$9,636
Notes payable	$-	$19,215	$32,356

SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES	Assets and liabilities measured at fair value on a recurring basis:
As at January 31, 2022	Level 1	Level 2	Level 3	Total
Cash	$474,317	$-	$-	$474,317

	$474,317	$-	$-	$474,317

SUMMARY OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following table details the remaining contractual maturities of the Company’s financial liabilities as of January 31, 2022:

	Within 1 year	1-5 years	5+ years
Accounts payable and accrued liabilities	$190,146	$-	$-
Amounts due to related parties	57,254	159,513	-
Loans payable(1)	-	1,684,462	-
Withholding taxes payable	-	-	151,907
	$247,400	$1,843,975	$151,907

(1)	Payments denominated in foreign currencies have been translated using the January 31, 2022, exchange rate.